Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Impairments of Ships (Details) $ in Millions	12 Months Ended
Nov. 30, 2017 USD ($)
NAA Segment
Property, Plant and Equipment [Line Items]
Ship impairment charges	$ 162
EA Segment
Property, Plant and Equipment [Line Items]
Ship impairment charges	$ 142